Restructuring charges	6 Months Ended
Jun. 30, 2011
Restructuring charges [Abstract]
Restructuring charges
Note 9:   Restructuring charges

Net restructuring charges for each period consisted of the following components:

	Quarter Ended June 30,		Six Months Ended June 30,
(in thousands)	2011	2010	2011	2010
Severance accruals	$2,027	$2,526	$2,823	$3,207
Severance reversals	(171)	(732)	(909)	(1,552)
Operating lease obligations	-	-	-	415
Operating lease reversals	-	(308)	-	(308)
Net restructuring accruals	1,856	1,486	1,914	1,762
Other costs	2,748	607	4,164	709
Net restructuring charges	$4,604	$2,093	$6,078	$2,471

2011 restructuring charges – During the quarter and six months ended June 30, 2011, the net restructuring accruals included severance charges related to employee reductions across functional areas as we continue to reduce costs. The restructuring accruals included severance benefits for approximately 70 employees for the quarter ended June 30, 2011 and severance benefits for approximately 90 employees for the six months ended June 30, 2011. These charges were reduced by the reversal of restructuring accruals recorded primarily in 2010 as fewer employees received severance benefits than originally estimated. Other restructuring costs, which were expensed as incurred, included items such as employee and equipment moves, training and travel related to our restructuring activities. The net restructuring charges for the quarter ended June 30, 2011 were reflected as net restructuring charges of $0.5 million within cost of goods sold and net restructuring charges of $4.1 million within operating expenses in the consolidated statement of income. For the six months ended June 30, 2010, the net restructuring charges were reflected as net restructuring charges of $0.6 million within cost of goods sold and net restructuring charges of $5.5 million within operating expenses in the consolidated statement of income.

2010 restructuring charges – During the quarter and six months ended June 30, 2010, the net restructuring accruals included severance charges related to employee reductions primarily resulting from the acquisition of Custom Direct in April 2010, as well as employee reductions in various functional areas as we continue our cost reduction initiatives. The restructuring accruals included severance benefits for approximately 45 employees for the quarter ended June 30, 2010 and severance benefits for approximately 75 employees for the six months ended June 30, 2010. These charges were reduced by the reversal of restructuring accruals as fewer employees received severance benefits than originally estimated. Other restructuring costs, which were expensed as incurred, included items such as equipment moves, training and travel related to our restructuring activities. The net restructuring charges for the quarter ended June 30, 2010 were reflected as net restructuring reversals of $0.1 million within cost of goods sold and net restructuring charges of $2.2 million within operating expenses in the consolidated statement of income. For the six months ended June 30, 2010, the net restructuring charges were reflected as net restructuring charges of $0.6 million within cost of goods sold and net restructuring charges of $1.9 million within operating expenses in the consolidated statement of income.

Restructuring accruals of $5.0 million as of June 30, 2011 are reflected in the consolidated balance sheet as accrued liabilities of $4.8 million and other non-current liabilities of $0.2 million. Restructuring accruals of $6.8 million as of December 31, 2010 are reflected in the consolidated balance sheet as accrued liabilities of $6.4 million and other non-current liabilities of $0.4 million. The majority of the employee reductions are expected to be completed by the end of 2011. We expect most of the related severance payments to be fully paid by mid-2012, utilizing cash from operations. The remaining payments due under operating lease obligations will be paid through May 2013. As of June 30, 2011, approximately 220 employees had not yet started to receive severance benefits. Further information regarding our restructuring accruals can be found under the caption “Note 8: Restructuring charges” in the Notes to Consolidated Financial Statements appearing in the 2010 Form 10-K.

As of June 30, 2011, our restructuring accruals, by company initiative, were as follows:

(in thousands)	2008 initiatives	2009 initiatives	2010 initiatives	2011 initiatives	Total
Balance, December 31, 2010	$117	$652	$6,029	$-	$6,798
Restructuring charges	-	-	74	2,749	2,823
Restructuring reversals	(11)	(55)	(837)	(6)	(909)
Payments, primarily severance	(76)	(335)	(2,700)	(597)	(3,708)
Balance, June 30, 2011	$30	$262	$2,566	$2,146	$5,004

Cumulative amounts:
Restructuring charges	$27,545	$11,015	$9,714	$2,749	$51,023
Restructuring reversals	(5,881)	(1,668)	(1,101)	(6)	(8,656)
Payments, primarily severance	(21,634)	(9,085)	(6,047)	(597)	(37,363)
Balance, June 30, 2011	$30	$262	$2,566	$2,146	$5,004

As of June 30, 2011, the components of our restructuring accruals, by segment, were as follows:

	Employee severance benefits				Operating lease obligations
(in thousands)	Small Business Services	Financial Services	Direct Checks	Corporate	Small Business Services	Direct Checks	Total
Balance, December 31, 2010	$1,248	$1,954	$252	$2,616	$236	$492	$6,798
Restructuring charges	366	1,205	79	1,173	-	-	2,823
Restructuring reversals	(579)	(164)	(14)	(152)	-	-	(909)
Inter-segment transfer	16	234	2	(252)	-	-	-
Payments	(647)	(1,047)	(184)	(1,627)	(101)	(102)	(3,708)
Balance, June 30, 2011	$404	$2,182	$135	$1,758	$135	$390	$5,004

Cumulative amounts(1):
Restructuring charges	$14,376	$7,906	$2,898	$23,524	$1,810	$509	$51,023
Restructuring reversals	(2,346)	(998)	(139)	(4,780)	(393)	-	(8,656)
Inter-segment transfer	805	619	63	(1,487)	-	-	-
Payments	(12,431)	(5,345)	(2,687)	(15,499)	(1,282)	(119)	(37,363)
Balance, June 30, 2011	$404	$2,182	$135	$1,758	$135	$390	$5,004

(1) Includes accruals related to our cost reduction initiatives for 2008 through 2011.